Schedule of Investments TCW Compounders ETF July 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 20.7%
General Electric Co.	24,693	$6,693,778
HEICO Corp.	27,202	8,889,614
TransDigm Group, Inc.	8,719	14,024,163
		29,607,555
Capital Markets - 5.2%
MSCI, Inc., Class A	7,575	4,252,302
S&P Global, Inc.	5,687	3,134,106
		7,386,408
Chemicals - 2.2%
Linde plc	6,854	3,154,622
Commercial Services & Supplies - 7.5%
Waste Connections, Inc.	57,314	10,698,804
Diversified Consumer Services - 3.5%
McGraw Hill, Inc.*	306,810	4,936,573
Electrical Equipment - 2.0%
AMETEK, Inc.	15,436	2,853,345
Financial Services - 13.1%
Fiserv, Inc.*	48,614	6,754,429
Mastercard, Inc., Class A	12,414	7,032,159
Visa, Inc., Class A	14,417	4,980,641
		18,767,229
Hotels, Restaurants & Leisure - 3.0%
Hilton Worldwide Holdings, Inc.	15,998	4,288,744
IT Services - 1.5%
Gartner, Inc.*	6,300	2,133,495
Life Sciences Tools & Services - 1.5%
Danaher Corp.	10,793	2,127,948
Media - 2.0%
Trade Desk, Inc. (The), Class A*	32,766	2,849,331
Software - 30.7%
Cadence Design Systems, Inc.*	13,727	5,004,452
Constellation Software, Inc.	5,461	18,840,292
Fair Isaac Corp.*	5,565	7,995,347
Microsoft Corp.	15,851	8,456,509
Roper Technologies, Inc.	6,387	3,515,405
		43,812,005
Specialty Retail - 4.8%
Murphy USA, Inc.	5,244	1,900,845
Investments	Shares	Value
O’Reilly Automotive, Inc.*	50,694	$4,984,234
		6,885,079
Total Common Stocks (Cost $103,288,539)		139,501,138
WARRANTS - 0.0%†
Software - 0.0%†
Constellation Software, Inc.* †† (Cost $0)	14,592	0	**
	Principal
Short-Term Investments - 3.9%
Time Deposit - 3.9%
Citibank, New York 3.68% 8/1/2025 (Cost $5,612,616)	$5,612,616	5,612,616
Total Investments - 101.6% (Cost $108,901,155)		$145,113,754
Liabilities in Excess of Other Assets - (1.6%)		(2,328,921)
Net Assets - 100.0%		$142,784,833

*	Non-income producing security.
**	Amount rounds to less than $0.50.
†	Represents less than 0.05%.
††	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.

Schedule of Investments (Continued) TCW Compounders ETF July 31, 2025 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks*	$139,501,138	$–	$–		$139,501,138
Warrants*	–	–	0	**	0	**
Short-Term Investments
Time Deposit	5,612,616	–	–		5,612,616
Total Investments	$145,113,754	$–	$0	**	$145,113,754

*	Please refer to the Schedule of Investments to view securities segregated by industry.
**	Amount rounds to less than $0.50.